WARRANTS (Tables)	3 Months Ended
Mar. 31, 2023
WARRANTS
Summary Of Warrants Outstanding
	Number of warrants	Weighted average exercise prices (CAD$)	Grant date fair value
Balance, December 31, 2021	46,186,841	$0.49	$2,287,484

Private placements	6,000,000	$0.20	140,677
Warrants issued for credit facility	5,277,462	0.14	96,359
Warrants expired	(12,572,900)	0.40	(599,282)
Balance, March 31, 2023 and December 31, 2022	44,891,403	$0.49	$1,925,238

Schedule Of Outstanding Warrants To Acquire Common Shares
Exercise price (CAD$)	Number of warrants	Expiry date	Weighted average remaining life in years
$0.60	21,250,000	Saturday, July 22, 2023	0.31
$0.60	1,357,441	Monday, February 19, 2024	0.89
$0.60	9,519,000	Monday, March 4, 2024	0.93
$0.14	4,494,286	Sunday, June 30, 2024	1.25
$0.13	783,176	Sunday, June 30, 2024	1.25
$0.40	1,487,500	Monday, July 22, 2024	1.31
$0.20	6,000,000	Thursday, September 30, 2027	4.50

Total	44,891,403		1.16